Rule 497(d)

                                    FT 10690
          Emerging Markets Strength Portfolio, Series 57 (the "Trust")

                          Supplement to the Prospectus

      Notwithstanding anything to the contrary in the Trust's prospectus, in order to be eligible for inclusion in the Trust's portfolio, a company must have return on equity greater than 10%.

March 17, 2023